Notes Related to the Consolidated Statements of Financial Position - Summary of Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Social liabilities, taxation and social security	€ 2,706	€ 1,465	€ 1,241
Deferred revenue	0	0	0
Other payables			71
Total other current liabilities	€ 2,706	€ 1,465	€ 1,311